Share capital (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Shares based compensation recognized expense	$ 1,425,644	$ 434,974	$ 1,707,690	$ 1,042,484
2018 [Member]
Statement [Line Items]
Shares based compensation recognized expense	0	0	0	0
2019 [Member]
Statement [Line Items]
Shares based compensation recognized expense	0	0	0	0
2015 [Member]
Statement [Line Items]
Shares based compensation recognized expense	184,827	375,172	414,015	804,050
2020 [Member]
Statement [Line Items]
Shares based compensation recognized expense	52,858	$ 59,802	105,716	$ 238,434
2021 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 1,187,959		$ 1,187,959